Pioneer Municipal High Income Fund, Inc.

Ticker Symbol: MHI

Schedule of Investments  |  1/31/25
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 120.3%
	Municipal Bonds — 120.3% of Net Assets(a)
	Alabama — 1.2%
1,250,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series A, 5.00%, 6/1/54	$ 1,261,137
1,500,000	Mobile County Industrial Development Authority, Calvert LLC Project, Series B, 4.75%, 12/1/54	1,465,830
	Total Alabama	$2,726,967

	Arizona — 0.9%
2,115,000	Industrial Development Authority of the City of Phoenix, 3rd & Indian School Assisted Living Project, 5.40%, 10/1/36	$ 1,942,670
	Total Arizona	$1,942,670

	Arkansas — 4.6%
10,200,000	Arkansas Development Finance Authority, Green Bond, 5.45%, 9/1/52	$ 10,516,302
	Total Arkansas	$10,516,302

	California — 6.6%
10,000,000(b)	California County Tobacco Securitization Agency, Capital Appreciation, Stanislaus County, Subordinated, Series A, 6/1/46	$ 2,882,100
2,200,000(c)	California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, Series A-4, 8.00%, 1/1/50 (144A)	2,268,332
750,000	California Municipal Finance Authority, Westside Neighborhood School Project, 6.375%, 6/15/64 (144A)	811,822
300,000	California School Finance Authority, Envision Education – Obligated Group, Series A, 5.00%, 6/1/54 (144A)	305,142
300,000	California School Finance Authority, Fortune School of Education Obligated Group, Series A, 5.00%, 6/1/54 (144A)	288,246
800,000	California School Finance Authority, Fortune School of Education Obligated Group, Series A, 5.125%, 6/1/59 (144A)	767,232
1,300,000	California Statewide Communities Development Authority, Lancer Plaza Project, 5.625%, 11/1/33	1,301,209
1Pioneer Municipal High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	California — (continued)
2,000,000	California Statewide Communities Development Authority, Loma Linda University Medical Center, 5.50%, 12/1/58 (144A)	$ 2,059,680
4,000,000	San Diego County Regional Airport Authority, Private Activity, Series B, 5.25%, 7/1/58	4,238,160
	Total California	$14,921,923

	Colorado — 3.0%
1,000,000	Aerotropolis Regional Transportation Authority, 4.375%, 12/1/52	$ 880,260
800,000	Aerotropolis Regional Transportation Authority, 5.75%, 12/1/54 (144A)	812,576
2,450,000	Dominion Water & Sanitation District, 5.875%, 12/1/52	2,466,586
250,000(d)	Mineral Business Improvement District, City Of Littleton, Arapahoe County, Series A, 5.75%, 12/1/54 (144A)	251,250
2,500,000	Nine Mile Metropolitan District, 5.125%, 12/1/40	2,522,250
	Total Colorado	$6,932,922

	District of Columbia — 4.3%
500,000	District of Columbia, Union Market Project, Series A, 5.125%, 6/1/34 (144A)	$ 500,935
5,025,000	District of Columbia Tobacco Settlement Financing Corp., Asset-Backed, 6.75%, 5/15/40	5,137,610
10,000,000(b)	District of Columbia Tobacco Settlement Financing Corp., Capital Appreciation, Asset-Backed, Series A, 6/15/46	2,612,200
1,500,000	Washington Metropolitan Area Transit Authority Dedicated Revenue, Climate Transition Bonds, Series A, 5.25%, 7/15/59	1,618,125
	Total District of Columbia	$9,868,870

	Florida — 5.6%
600,000	Capital Projects Finance Authority, Navigator Academy Of Leadership Obligated Group Project, 5.00%, 6/15/54 (144A)	$ 579,954
945,000	Capital Projects Finance Authority, Navigator Academy Of Leadership Obligated Group Project, 5.00%, 6/15/64 (144A)	893,734
1,500,000	Capital Projects Finance Authority, PRG - Unionwest Properties LLC Project, Series A-1, 5.00%, 6/1/54 (144A)	1,446,915
1,565,000	Capital Trust Authority, Mason Classical Academy Project, Series A, 5.00%, 6/1/64 (144A)	1,512,995
Pioneer Municipal High Income Fund, Inc. | 1/31/252

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Florida — (continued)
3,220,000	City of Tampa, Hospital Revenue Bonds (H. Lee Moffit Cancer Center Project), Series B, 4.00%, 7/1/45	$ 3,000,654
2,000,000	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.50%, 7/1/53	2,029,060
1,000,000(c)	Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 12.00%, 7/15/32 (144A)	1,069,720
500,000	Florida Development Finance Corp., The Henry Project, Series A-1, 5.25%, 6/1/54 (144A)	505,615
1,000,000	Florida Development Finance Corp., The Henry Project, Series B, 6.50%, 6/1/59 (144A)	1,016,650
605,000	Miami-Dade County Industrial Development Authority, Academir Charter Schools, Inc., Project, Series A, 5.25%, 7/1/52 (144A)	606,034
	Total Florida	$12,661,331

	Georgia — 3.5%
8,000,000	Brookhaven Development Authority, Children's Healthcare of Atlanta, Inc., Series A, 4.00%, 7/1/44	$ 7,846,000
	Total Georgia	$7,846,000

	Idaho — 2.2%
5,000,000	Power County Industrial Development Corp., FMC Corp. Project, 6.45%, 8/1/32	$ 5,015,550
	Total Idaho	$5,015,550

	Illinois — 5.5%
2,000,000(d)	Chicago Board of Education, Series A, 5.00%, 12/1/47	$ 1,954,760
2,000,000(d)	Chicago Board of Education, Series H, 5.00%, 12/1/46	1,943,040
1,250,000	Chicago O'Hare International Airport, Series A, 5.50%, 1/1/59	1,332,375
704,519(b)	Illinois Finance Authority, Cabs Clare Oaks Project, Series B-1, 11/15/52	71
272,086(c)(e)	Illinois Finance Authority, Clare Oaks Project, Series A-3, 4.00%, 11/15/52	43,534
3,500,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.25%, 5/15/42	2,823,275
4,000,000	Illinois Finance Authority, The Admiral at the Lake Project, 5.50%, 5/15/54	3,057,840
1,205,000	Metropolitan Pier & Exposition Authority, McCormick Place Expansion, 5.00%, 6/15/57	1,206,518
432,152(e)	Southwestern Illinois Development Authority, Village of Sauget Project, 5.625%, 11/1/26	90,752
	Total Illinois	$12,452,165

3Pioneer Municipal High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Indiana — 1.9%
2,000,000	City of Evansville, Silver Birch Evansville Project, 5.45%, 1/1/38	$ 1,875,760
1,500,000	City of Mishawaka, Silver Birch Mishawaka Project, 5.375%, 1/1/38 (144A)	1,501,875
1,000,000	Indiana Finance Authority, Multipurpose Educational Facilities, Avondale Meadows Academy Project, 5.375%, 7/1/47	1,002,270
	Total Indiana	$4,379,905

	Iowa — 4.3%
9,675,000	Iowa Finance Authority, Alcoa Inc. Projects, 4.75%, 8/1/42	$ 9,681,192
	Total Iowa	$9,681,192

	Louisiana — 0.5%
450,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.50%, 9/1/59	$ 475,358
700,000	Louisiana Public Facilities Authority, I-10 Calcasieu River Bridge Public-Private Partnership Project, 5.75%, 9/1/64	747,306
	Total Louisiana	$1,222,664

	Maine — 1.2%
3,000,000	Maine Health & Higher Educational Facilities Authority, Series A, 4.00%, 7/1/50	$ 2,747,670
	Total Maine	$2,747,670

	Massachusetts — 4.4%
380,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.50%, 12/1/44 (144A)	$ 379,210
445,000	Massachusetts Development Finance Agency, Gingercare Living Issue, Series A, 5.875%, 12/1/60 (144A)	428,891
200,000	Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A, 5.00%, 7/1/54 (144A)	200,482
Pioneer Municipal High Income Fund, Inc. | 1/31/254

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Massachusetts — (continued)
200,000	Massachusetts Development Finance Agency, Merrimack College Student Housing Project, Series A, 5.00%, 7/1/60 (144A)	$ 200,558
7,100,000	Massachusetts Development Finance Agency, WGBH Educational Foundation, Series A, 5.75%, 1/1/42 (AMBAC Insured)	8,715,747
	Total Massachusetts	$9,924,888

	Michigan — 0.4%
970,000	David Ellis Academy-West, 5.25%, 6/1/45	$ 878,238
	Total Michigan	$878,238

	Minnesota — 0.7%
650,000	City of Brooklyn Park, Prairie Seeds Academy Project, 5.25%, 6/15/64	$ 624,403
1,000,000	City of Ham Lake, DaVinci Academy, Series A, 5.00%, 7/1/47	935,190
	Total Minnesota	$1,559,593

	Montana — 0.0%†
1,600,000(e)	Two Rivers Authority, 7.375%, 11/1/27	$ 24,000
	Total Montana	$24,000

	New Hampshire — 3.0%
375,000(f)	New Hampshire Health and Education Facilities Authority Act, Catholic Medical Centre, 3.75%, 7/1/40	$ 378,045
6,000,000	New Hampshire Health and Education Facilities Authority Act, Dartmouth Health, Series A, 5.00%, 8/1/59 (BAM-TCRS Insured)	6,419,040
	Total New Hampshire	$6,797,085

	New Jersey — 0.8%
1,900,000	New Jersey Economic Development Authority, Continental Airlines, 5.75%, 9/15/27	$ 1,904,389
	Total New Jersey	$1,904,389

	New Mexico — 1.1%
2,540,000(c)	County of Otero, Otero County Jail Project, Certificate Participation, 9.00%, 4/1/28	$ 2,413,000
	Total New Mexico	$2,413,000

	New York — 18.1%
2,000,000	Erie Tobacco Asset Securitization Corp., Asset-Backed, Series A, 5.00%, 6/1/45	$ 1,885,320
6,175,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 4.75%, 11/15/45	6,320,853
5Pioneer Municipal High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	New York — (continued)
2,000,000	Metropolitan Transportation Authority, Green Bond, Series C-1, 5.25%, 11/15/55	$ 2,083,060
2,000,000	Metropolitan Transportation Authority, Green Bond, Series D-2, 4.00%, 11/15/48	1,853,180
1,500,000	Metropolitan Transportation Authority Dedicated Tax Fund, Series B-1, 4.00%, 11/15/54	1,396,980
2,500,000	New York Counties Tobacco Trust IV, Settlement Pass-Through, Series A, 5.00%, 6/1/45	2,371,475
2,500,000	New York Transportation Development Corp., Series A, 5.25%, 1/1/50	2,500,375
11,330,000	New York Transportation Development Corp., Delta Airlines Inc-LaGuardia, 5.00%, 10/1/40	11,680,777
1,750,000	New York Transportation Development Corp., Green Bond, 5.375%, 6/30/60	1,802,203
675,000	New York Transportation Development Corp., JFK Airport Terminal 6 Redevelopment Project, Series A, 5.50%, 12/31/60	712,901
6,305,000	New York Transportation Development Corp., John F. Kennedy International Airport New Terminal One Project, 5.50%, 6/30/60	6,612,306
1,000,000	Suffolk Regional Off-Track Betting Co., 6.00%, 12/1/53	1,037,310
1,000,000	Westchester County Local Development Corp., Purchase Senior Learning Community, Inc. Project, 4.50%, 7/1/56 (144A)	913,830
	Total New York	$41,170,570

	North Carolina — 0.9%
1,400,000	North Carolina Medical Care Commission, Carolina Meadows, 5.25%, 12/1/49	$ 1,512,602
200,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/44	206,192
230,000	North Carolina Medical Care Commission, Penick Village Project, Series A, 5.50%, 9/1/54	232,040
	Total North Carolina	$1,950,834

	Ohio — 6.9%
14,675,000	Buckeye Tobacco Settlement Financing Authority, Senior Class 2, Series B-2, 5.00%, 6/1/55	$ 13,199,282
1,000,000	Ohio Housing Finance Agency, Sanctuary Springboro Project, 5.45%, 1/1/38 (144A)	1,000,310
1,540,000	State of Ohio, 5.00%, 12/31/39	1,542,772
	Total Ohio	$15,742,364

Pioneer Municipal High Income Fund, Inc. | 1/31/256

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Oregon — 1.6%
5,000,000	Oregon Health & Science University, Green Bond, Series A, 3.00%, 7/1/51	$ 3,695,550
	Total Oregon	$3,695,550

	Pennsylvania — 4.0%
840,000	Allentown Neighborhood Improvement Zone Development Authority, City Center Project, 5.00%, 5/1/42 (144A)	$ 854,314
1,250,000	Allentown Neighborhood Improvement Zone Development Authority, Waterfront - 30 E. Allen Street Project, Series A, 5.25%, 5/1/32 (144A)	1,292,675
300,000	Chester County Industrial Development Authority, Renaissance Academy Charter School Project, 4.50%, 10/1/64 (144A)	266,628
1,500,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 4.00%, 5/1/52	1,347,690
3,500,000	Montgomery County Higher Education and Health Authority, Thomas Jefferson University, Series B, 5.00%, 5/1/57	3,580,955
500,000	Philadelphia Authority for Industrial Development, 5.50%, 6/1/49 (144A)	501,335
1,000,000	Philadelphia Authority for Industrial Development, Global Leadership Academy Charter School Project, Series A, 5.00%, 11/15/50	874,060
460,000	Philadelphia Authority for Industrial Development, Greater Philadelphia Health Action, Inc., Project, Series A, 6.625%, 6/1/50	460,041
	Total Pennsylvania	$9,177,698

	Puerto Rico — 13.7%
2,734,286(c)	Commonwealth of Puerto Rico, 11/1/43	$ 1,694,656
5,267,777(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/41	5,052,852
3,000,000(d)	Commonwealth of Puerto Rico, Restructured Series A-1, 4.00%, 7/1/46	2,685,000
5,033,276	GDB Debt Recovery Authority of Puerto Rico, 7.50%, 8/20/40	4,907,444
4,700,000	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A, 5.00%, 7/1/47 (144A)	4,738,916
1,400,000(c)	Puerto Rico Industrial Development Co., 7.00%, 1/1/54	1,328,208
7Pioneer Municipal High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Puerto Rico — (continued)
2,500,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series 2, 4.784%, 7/1/58	$ 2,469,875
8,191,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A-1, 5.00%, 7/1/58	8,170,522
	Total Puerto Rico	$31,047,473

	Rhode Island — 1.0%
5,900,000(e)	Central Falls Detention Facility Corp., 7.25%, 7/15/35	$ 2,360,000
	Total Rhode Island	$2,360,000

	Tennessee — 0.2%
550,000	Knox County Health Educational & Housing Facility Board, University of Tennessee Project, Series B-1, 5.25%, 7/1/64 (BAM Insured)	$ 566,555
	Total Tennessee	$566,555

	Texas — 7.6%
450,000	Arlington Higher Education Finance Corp., Basis Texas Charter Schools, Inc., 4.875%, 6/15/54 (144A)	$ 448,965
300,000	Arlington Higher Education Finance Corp., Great Hearts America, Series A, 5.00%, 8/15/54	290,922
500,000	Arlington Higher Education Finance Corp., LTTS Charter School, Universal Academy, 5.45%, 3/1/49 (144A)	511,765
1,000,000	Arlington Higher Education Finance Corp., Universal Academy, Series A, 7.00%, 3/1/34	1,001,840
3,000,000(d)	Cedar Hill Independent School District, Dallas County, Texas, 4.00%, 2/15/50 (PSF-GTD Insured)	2,913,300
8,000,000	City of Houston Airport System Revenue, 4.00%, 7/15/41	7,402,560
2,500,000	Greater Texas Cultural Education Facilities Finance Corp., Texas Biomedical Research Institute Project, Series A, 5.25%, 6/1/54	2,620,050
1,500,000	New Hope Cultural Education Facilities Finance Corp., Sanctuary LTC Project, Series A-1, 5.50%, 1/1/57	1,475,520
550,000	Port of Beaumont Navigation District, Jefferson Gulf Coast Energy Project, Series A, 5.125%, 1/1/44 (144A)	558,321
	Total Texas	$17,223,243

	Utah — 0.8%
900,000(d)	Grapevine Wash Local District, Series A-1, 6.00%, 3/1/55 (144A)	$ 857,232
Pioneer Municipal High Income Fund, Inc. | 1/31/258

Schedule of Investments  |  1/31/25
(unaudited) (continued)
Principal Amount USD ($)		Value
	Utah — (continued)
400,000	MIDA Mountain Village Public Infrastructure District, Series 1, 5.125%, 6/15/54 (144A)	$ 391,260
600,000	MIDA Mountain Village Public Infrastructure District, Series 2, 6.00%, 6/15/54 (144A)	624,672
	Total Utah	$1,873,164

	Virgin Islands — 0.7%
1,000,000	Matching Fund Special Purpose Securitization Corp., Series A, 5.00%, 10/1/39	$ 1,023,920
600,000	Virgin Islands Public Finance Authority, Frenchman'S Reef Hotel Development Project, Series A, 6.00%, 4/1/53 (144A)	647,136
	Total Virgin Islands	$1,671,056

	Virginia — 7.0%
2,650,000	Tobacco Settlement Financing Corp., Series A-1, 6.706%, 6/1/46	$ 2,292,250
2,000,000	Virginia Small Business Financing Authority, Senior Lien, 5.00%, 12/31/42	2,063,660
1,000,000	Virginia Small Business Financing Authority, Senior Lien, 5.00%, 12/31/47	1,007,450
1,000,000	Virginia Small Business Financing Authority, Senior Lien 95 Express Lanes LLC Project, 4.00%, 1/1/48	892,920
3,500,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/49	3,523,065
6,100,000	Virginia Small Business Financing Authority, Transform 66-P3 Project, 5.00%, 12/31/56	6,123,363
	Total Virginia	$15,902,708

	Wisconsin — 2.1%
2,000,000	Public Finance Authority, Series A, 5.75%, 7/1/54	$ 2,121,360
250,000	Public Finance Authority, Cincinnati Classical Academy, Series A, 5.875%, 6/15/54 (144A)	250,088
9Pioneer Municipal High Income Fund, Inc. | 1/31/25

Principal Amount USD ($)		Value
	Wisconsin — (continued)
1,500,000	Public Finance Authority, Gardner Webb University, 5.00%, 7/1/31 (144A)	$ 1,560,450
750,000	Public Finance Authority, Roseman University Health Sciences Project, 5.875%, 4/1/45	751,507
	Total Wisconsin	$4,683,405

	Total Municipal Bonds (Cost $272,197,099)	$273,481,944

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 120.3% (Cost $272,197,099)	$273,481,944
	OTHER ASSETS AND LIABILITIES — (20.3)%	$(46,208,148)
	net assets applicable to common stockholders — 100.0%	$227,273,796

AMBAC	Ambac Assurance Corporation.
BAM	Build America Mutual Assurance Company.
PSF-GTD	Permanent School Fund Guaranteed.
TCRS	Transferable Custodial Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At January 31, 2025, the value of these securities amounted to $33,825,745, or 14.9% of net assets applicable to common stockholders.
(a)	Consists of Revenue Bonds unless otherwise indicated.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at January 31, 2025.
(d)	Represents a General Obligation Bond.
(e)	Security is in default.
(f)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
†	Amount rounds to less than 0.1%.
Pioneer Municipal High Income Fund, Inc. | 1/31/2510

Schedule of Investments  |  1/31/25
(unaudited) (continued)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
87	U.S. Long Bond (CBT)	3/20/25	$10,141,847	$9,909,844	$(232,003)
TOTAL FUTURES CONTRACTS			$10,141,847	$9,909,844	$(232,003)
CBT	Chicago Board of Trade.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of January 31, 2025 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$273,481,944	$—	$273,481,944
Total Investments in Securities	$—	$273,481,944	$—	$273,481,944
Other Financial Instruments
Net unrealized depreciation on futures contracts	$(232,003)	$—	$—	$(232,003)
Total Other Financial Instruments	$(232,003)	$—	$—	$(232,003)
During the period ended January 31, 2025, there were no transfers in or out of Level 3.
11Pioneer Municipal High Income Fund, Inc. | 1/31/25